Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,687.6	$ 1,956.0	$ 968.9
Ending balance	1,649.2	1,687.6	1,956.0
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,120.3	3,385.5	2,009.4
Additions	136.2	101.7	102.3
Additions - business combination			2.0
Disposals	(139.6)	(71.7)	(43.0)
Impairment		13.8	1.3
Reclassifications	(44.9)	(23.1)	(56.8)
Translation adjustments	(24.2)	(41.9)	36.5
Assets held for sale		(244.0)	1,333.8
Ending balance	3,047.8	3,120.3	3,385.5
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,432.7)	(1,429.5)	(1,040.5)
Depreciation - business combination			(0.8)
Depreciation	(91.6)	(108.0)	(152.3)
Disposals	97.1	37.0	18.0
Impairment		(2.6)
Reclassifications	17.9	1.1	0.4
Interest on capitalized assets	(1.1)	(1.1)	(1.1)
Translation adjustments	11.8	13.4	(9.1)
Assets held for sale		57.0	(244.1)
Ending balance	(1,398.6)	(1,432.7)	(1,429.5)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10.2	11.0	5.1
Ending balance	10.2	10.2	11.0
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10.2	11.0	5.1
Additions			0.0
Disposals		0.0	(0.4)
Assets held for sale		(0.8)	6.3
Ending balance	10.2	10.2	11.0
Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0	0.0
Ending balance	0.0	0.0	0.0
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	473.7	536.8	327.6
Ending balance	459.0	473.7	536.8
Buildings and improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	656.9	716.9	459.2
Additions	1.2	0.6	1.3
Additions - business combination			0.8
Disposals	(4.2)	(14.9)	(8.5)
Reclassifications	3.6	21.2	26.6
Translation adjustments	(1.7)	(2.6)	1.0
Assets held for sale		(64.3)	236.5
Ending balance	655.8	656.9	716.9
Buildings and improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(183.2)	(180.1)	(131.6)
Depreciation - business combination			(0.2)
Depreciation	(18.4)	(20.9)	(28.7)
Disposals	2.4	5.1	1.9
Reclassifications	3.0		0.0
Interest on capitalized assets	(1.1)	(1.1)	(1.1)
Translation adjustments	0.5	1.0	0.1
Assets held for sale		12.8	(20.5)
Ending balance	(196.8)	(183.2)	(180.1)
Installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	53.6	59.8	34.5
Ending balance	51.8	53.6	59.8
Installations [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	88.4	93.6	60.1
Disposals		0.0	(0.1)
Reclassifications	0.5	0.5	3.2
Translation adjustments	(0.5)	(0.6)	0.6
Assets held for sale		(5.1)	29.8
Ending balance	88.4	88.4	93.6
Installations [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(34.8)	(33.8)	(25.6)
Depreciation	(2.6)	(2.5)	(4.1)
Disposals		0.0	0.1
Reclassifications	0.7		0.0
Translation adjustments	0.1	0.2	(0.1)
Assets held for sale		1.3	(4.1)
Ending balance	(36.6)	(34.8)	(33.8)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	333.8	458.8	180.3
Ending balance	327.9	333.8	458.8
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	727.8	881.0	481.8
Additions	23.3	13.1	14.2
Additions - business combination			0.1
Disposals	(19.9)	(14.2)	(8.4)
Impairment		12.4	1.6
Reclassifications	(2.1)	6.0	15.2
Translation adjustments	(4.8)	(7.8)	8.5
Assets held for sale		(162.7)	368.0
Ending balance	724.3	727.8	881.0
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(394.0)	(422.2)	(301.5)
Depreciation - business combination			(0.1)
Depreciation	(26.2)	(30.7)	(50.9)
Disposals	14.5	13.9	7.1
Impairment		(2.3)
Reclassifications	5.5		0.0
Translation adjustments	3.8	6.3	(6.2)
Assets held for sale		41.0	(70.6)
Ending balance	(396.4)	(394.0)	(422.2)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16.4	23.2	16.6
Ending balance	13.5	16.4	23.2
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	46.5	49.0	38.1
Additions	1.5	0.6	0.5
Additions - business combination			0.2
Disposals	(5.0)	(2.7)	(1.0)
Reclassifications	(0.1)	0.5	0.0
Translation adjustments	(0.2)	(0.4)	0.1
Assets held for sale		(0.5)	11.1
Ending balance	42.7	46.5	49.0
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(30.1)	(25.8)	(21.5)
Depreciation - business combination			(0.1)
Depreciation	(3.2)	(7.3)	(2.8)
Disposals	3.7	2.6	0.7
Reclassifications	0.2
Translation adjustments	0.2	0.3	(0.1)
Assets held for sale		0.1	(2.0)
Ending balance	(29.2)	(30.1)	(25.8)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2.5	2.8	1.9
Ending balance	2.4	2.5	2.8
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12.0	12.3	10.4
Additions	0.4	0.3	0.2
Disposals	(0.4)	(0.4)	(0.4)
Reclassifications	0.1	0.1	0.0
Translation adjustments	(0.2)	(0.3)	0.3
Assets held for sale		0.0	1.8
Ending balance	11.9	12.0	12.3
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9.5)	(9.5)	(8.5)
Depreciation	(0.5)	(0.7)	(0.9)
Disposals	0.3	0.4	0.4
Translation adjustments	0.2	0.3	(0.3)
Assets held for sale		0.0	(0.2)
Ending balance	(9.5)	(9.5)	(9.5)
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.8	1.3	10.6
Ending balance	0.2	0.8	1.3
Aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23.7	23.7	14.7
Additions			0.0
Disposals	(19.2)
Impairment		0.0	(0.8)
Reclassifications		0.0	(38.4)
Assets held for sale		0.0	48.2
Ending balance	4.5	23.7	23.7
Aircraft [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(22.9)	(22.4)	(4.1)
Depreciation	(0.1)	(0.5)	(1.5)
Disposals	18.7
Reclassifications		0.0	2.2
Assets held for sale		0.0	(19.0)
Ending balance	(4.3)	(22.9)	(22.4)
Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8.7	13.4	12.8
Ending balance	8.4	8.7	13.4
Computers and peripherals [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	116.4	121.1	101.5
Additions	3.3	0.9	1.4
Additions - business combination			0.9
Disposals	(3.7)	(3.2)	(4.0)
Reclassifications	(0.6)	0.7	0.0
Translation adjustments	(0.4)	(1.1)	0.0
Assets held for sale		(2.0)	21.3
Ending balance	115.0	116.4	121.1
Computers and peripherals [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(107.7)	(107.7)	(88.7)
Depreciation - business combination			(0.4)
Depreciation	(3.3)	(5.7)	(11.2)
Disposals	3.3	3.0	1.1
Reclassifications	0.7		0.0
Translation adjustments	0.4	0.9	(0.1)
Assets held for sale		1.8	(8.4)
Ending balance	(106.6)	(107.7)	(107.7)
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	255.7	257.8	91.2
Ending balance	226.2	255.7	257.8
Tooling [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	672.2	655.6	443.8
Additions	7.2	5.2	11.4
Disposals	(56.2)	(0.4)	(1.6)
Impairment		1.4	0.5
Reclassifications	(7.4)	10.4	37.0
Translation adjustments	(0.2)
Assets held for sale		0.0	164.5
Ending balance	615.6	672.2	655.6
Tooling [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(416.5)	(397.8)	(352.6)
Depreciation	(23.4)	(18.6)	(37.0)
Disposals	42.9	0.2	0.6
Impairment		(0.3)
Reclassifications	7.5
Translation adjustments	0.1		0.0
Assets held for sale		0.0	(8.8)
Ending balance	(389.4)	(416.5)	(397.8)
Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0	7.1
Ending balance		0.0	0.0
Other assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18.5	18.4	25.5
Additions	0.0	0.1	0.0
Disposals		0.0	(0.1)
Reclassifications		0.0	(10.8)
Assets held for sale		0.0	3.8
Ending balance	18.5	18.5	18.4
Other assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(18.5)	(18.4)	(18.4)
Depreciation	0.0	(0.1)
Disposals			0.0
Reclassifications			0.0
Ending balance	(18.5)	(18.5)	(18.4)
Exchange pool program assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	497.0	525.7	233.0
Ending balance	498.1	497.0	525.7
Exchange pool program assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	712.5	737.5	321.0
Additions	70.1	62.4	51.2
Disposals	(31.0)	(35.9)	(16.9)
Reclassifications	(27.2)	(23.2)	(18.2)
Translation adjustments	(15.0)	(28.3)	25.6
Assets held for sale		0.0	374.8
Ending balance	709.4	712.5	737.5
Exchange pool program assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(215.5)	(211.8)	(88.0)
Depreciation	(13.9)	(21.0)	(15.2)
Disposals	11.3	11.8	6.1
Reclassifications	0.3	1.1	(1.8)
Translation adjustments	6.5	4.4	(2.4)
Assets held for sale		0.0	(110.5)
Ending balance	(211.3)	(215.5)	(211.8)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	35.2	65.4	48.2
Ending balance	51.5	35.2	65.4
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	35.2	65.4	48.2
Additions	29.2	18.5	22.1
Disposals		0.0	(1.6)
Reclassifications	(11.7)	(39.3)	(71.4)
Translation adjustments	(1.2)	(0.8)	0.4
Assets held for sale		(8.6)	67.7
Ending balance	51.5	35.2	65.4
Construction in progress [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0	0.0
Ending balance	$ 0.0	$ 0.0	$ 0.0